DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Exchange rate	7.2672
Working capital deficit	¥ 1,647,026
Net operating cash outflow	¥ 87,272	$ 12,009	¥ (5,094)